Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 5,982,340	$ 5,128,650
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(4,821,632)	(105,681)
Change in fair value of warrant liabilities	(5,509,917)	(9,381,750)
Change in fair value of convertible note	196,200	0
Change in deferred underwriting fee	(271,687)	0
Offering costs allocated to warrants	0	575,278
Changes in current assets and current liabilities:
Prepaid expenses	716,462	(837,139)
Accounts payable and accrued expenses	2,278,574	2,579,641
Net cash used in operating activities	(1,429,660)	(2,041,001)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	0	(345,000,000)
Net cash used in investing activities	0	(345,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Convertible Promissory Note — Related Party	1,225,000	0
Proceeds from Initial Public Offering, net of underwriters' discount	0	338,595,000
Proceeds from issuance of Private Placement Warrants	0	9,400,000
Repayment of promissory note to related party	0	(90,996)
Payments of offering costs	0	(585,420)
Net cash provided by financing activities	1,225,000	347,318,584
Net Change in Cash	(204,660)	277,583
Cash - Beginning	277,583	0
Cash - Ending	72,923	277,583
Supplemental disclosure of noncash financing activities:
Accretion of carrying value to redemption value	4,927,313	28,950,644
Initial value of Class A ordinary shares subject to possible redemption	0	345,000,000
Initial value of warrant liabilities	0	17,870,000
Deferred underwriters' discount payable charged to additional paid-in capital	0	12,075,000
Deferred offering costs paid under promissory note	$ 0	$ 90,996